Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment and Related Accumulated Depreciation
Changes in the carrying amount of property, plant and equipment and accumulated depreciation for the years ended December 31, 2019 and 2018 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2017	169,273	132,240	15,412	32,586	19,450	272	369,233
Additions	646	2,320	365	881	2,288	660	7,160
Disposals	(27)	(7,905)	(725)	(20,329)	(917)	—	(29,903)
Effect of translation adj.	153	(301)	27	356	(85)	(20)	130

Cost as at December 31, 2018	170,045	126,354	15,079	13,494	20,736	912	346,620
Additions	560	1,510	126	285	1,671	38	4,190
Disposals	(3)	(522)	(114)	(4)	—	—	(643)
Reclassifications	—	183	—	—	545	(728)	—
Effect of translation adj.	213	(60)	32	(43)	423	33	598

Cost as at December 31, 2019	170,815	127,465	15,123	13,732	23,375	255	350,765

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2017	(81,888)	(114,485)	(14,252)	(31,821)	(11,597)	—	(254,043)
Depreciation	(4,018)	(3,381)	(204)	(140)	(2,411)	—	(10,154)
Disposals	23	7,588	369	20,060	501	—	28,541
Effect of translation adj.	(100)	484	4	(357)	91	—	122

Accumulated depreciation as at December 31, 2018	(85,983)	(109,794)	(14,083)	(12,258)	(13,416)	—	(235,534)
Depreciation	(3,984)	(3,221)	(381)	(535)	(2,848)	—	(10,969)
Disposals	—	462	112	3	—	—	577
Effect of translation adj.	(2,338)	(1,120)	66	(206)	1,282	—	(2,316)

Accumulated depreciation as at December 31, 2019	(92,305)	(113,673)	(14,286)	(12,996)	(14,982)	—	(248,242)

Net book value as at December 31, 2017	87,385	17,755	1,160	765	7,853	272	115,190

Net book value as at December 31, 2018	84,062	16,560	996	1,236	7,320	912	111,086

Net book value as at December 31, 2019	78,510	13,792	837	736	8,393	255	102,523

Annual rate of depreciation for 2019 and 2018	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Property, Plant and Equipment by Country
The following tables show property, plant and equipment by country.

	31/12/19	31/12/18
Italy	57,035	61,271
Romania	19,831	23,406
United States of America	17,800	17,830
Brazil	4,250	4,552
China	2,334	2,562
Europe	1,260	1,463
Other countries	13	2

Total	102,523	111,086